Income taxes (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Noncurrent deferred and refundable income taxes	$ 2,367	$ 2,166
Deferred tax liabilities
Other liabilities	335	383
Deferred income taxes-net	$ 2,032	$ 1,783